United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 6/30/10

Date of Reporting Period: Six months ended 12/31/09

Item 1.	Reports to Stockholders

.

Federated Short-Intermediate
Duration Municipal Trust

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2009

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 12/31/2009	Year Ended June 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.95	$9.96	$10.07	$10.07	$10.22	$10.27
Income From Investment Operations:
Net investment income	0.13	0.33	0.36	0.35	0.32	0.28
Net realized and unrealized gain (loss) on investments and futures contracts	0.16	(0.00)[1]	(0.11)	(0.00)[1]	(0.15)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.33	0.25	0.35	0.17	0.23
Less Distributions:
Distributions from net investment income	(0.13)	(0.34)	(0.36)	(0.35)	(0.32)	(0.28)
Net Asset Value, End of Period	$10.11	$9.95	$9.96	$10.07	$10.07	$10.22
Total Return[2]	2.95%	3.34%	2.47%	3.52%	1.66%	2.24%
Ratios to Average Net Assets:
Net expenses	0.47%[3]	0.48%[4]	0.48%[4]	0.48%	0.45%	0.46%
Net investment income	2.61%[3]	3.38%	3.54%	3.46%	3.11%	2.70%
Expense waiver/reimbursement[5]	0.23%[3]	0.32%	0.34%	0.28%	0.33%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$229,065	$181,396	$146,567	$154,117	$207,589	$270,956
Portfolio turnover	8%	15%	41%	32%	49%	31%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.48% and 0.48% for the years ended June 30, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 12/31/2009	Year Ended June 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.95	$9.96	$10.07	$10.07	$10.22	$10.27
Income From Investment Operations:
Net investment income	0.12	0.31	0.33	0.33	0.29	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	0.16	(0.01)	(0.11)	(0.00)[1]	(0.15)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.30	0.22	0.33	0.14	0.20
Less Distributions:
Distributions from net investment income	(0.12)	(0.31)	(0.33)	(0.33)	(0.29)	(0.25)
Net Asset Value, End of Period	$10.11	$9.95	$9.96	$10.07	$10.07	$10.22
Total Return[2]	2.82%	3.10%	2.25%	3.29%	1.44%[3]	1.99%
Ratios to Average Net Assets:
Net expenses	0.71%[4]	0.71%[5]	0.70%[5]	0.71%	0.68%	0.71%
Net investment income	2.36%[4]	3.16%	3.32%	3.25%	2.87%	2.44%
Expense waiver/reimbursement[6]	0.40%[4]	0.44%	0.45%	0.41%	0.40%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,156	$20,366	$20,075	$23,045	$17,396	$29,799
Portfolio turnover	8%	15%	41%	32%	49%	31%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.
3	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.71% and 0.70% for the years ended June 30, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2009	Ending Account Value 12/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,029.50	$2.40
Institutional Service Shares	$1,000	$1,028.20	$3.63
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.84	$2.40
Institutional Service Shares	$1,000	$1,021.63	$3.62
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.47%
Institutional Service Shares	0.71%

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At December 31, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Hospital	18.9%
General Obligation — Local	11.8%
Public Power	10.6%
Electric & Gas	9.6%
Special Tax	7.6%
Education	7.5%
General Obligation — State	6.3%
Senior Care	5.5%
Industrial Development/Pollution Control	5.1%
Transportation	4.1%
Other[2]	13.0%
Other Assets and Liabilities — Net[3,4]	0.0%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond issuers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 87.0% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
Semi-Annual Shareholder Report

Portfolio of Investments

December 31, 2009 (unaudited)

Principal Amount		Value
	Municipal Bonds – 77.1%
	Alabama – 3.6%
3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00%, 5/1/2014	4,386,833
650,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	660,445
500,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	513,000
550,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	568,123
1,000,000	Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,009,030
2,000,000	Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2015	2,198,440
1,000,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	1,011,760
1,000,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	1,009,940
1,170,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,176,868
	TOTAL	12,534,439
	Alaska – 0.6%
1,000,000	North Slope Borough, AK, UT GO Bonds (Series 2009A), 3.00%, 6/30/2010	1,012,660
1,000,000	North Slope Borough, AK, UT GO Bonds, 5.00%, 6/30/2012	1,088,940
	TOTAL	2,101,600
	Arkansas – 0.3%
1,190,000	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,200,436
	California – 5.1%
500,000	California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2014	530,355
1,445,000	California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	1,447,529
1,500,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	1,598,910
1,500,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	1,635,960
Semi-Annual Shareholder Report

Principal Amount			Value
4,000,000		California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	4,235,800
1,000,000	[1]	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2010	1,001,530
4,375,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	4,789,006
775,000		California Statewide Communities Development Authority, Proposition 1A Receivables Program (Series 2009), 5.00% (California State), 6/15/2013	824,305
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,534,875
		TOTAL	17,598,270
		Colorado – 4.9%
2,375,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,300,283
105,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	102,887
1,770,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	1,787,736
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	507,775
1,300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	1,331,850
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,193,029
2,900,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	3,159,057
2,700,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2010	2,747,169
2,705,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2011	2,783,066
		TOTAL	16,912,852
		Connecticut – 0.8%
2,630,000		Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,842,793
Semi-Annual Shareholder Report

Principal Amount		Value
	Delaware – 0.2%
635,000	Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center), 6/1/2010	639,426
	District of Columbia – 0.9%
2,000,000	District of Columbia Revenue Bonds, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2015	2,191,960
1,000,000	District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 2/1/2012	1,038,570
	TOTAL	3,230,530
	Florida – 5.9%
2,000,000	Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2009A-2), 4.50%, 6/1/2010	2,031,280
1,000,000	Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012	1,042,650
875,000	Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2010	904,846
125,000	Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/ Sunbelt Obligated Group)/(Escrowed In Treasuries COL), 11/15/2010	129,704
5,000,000	Lakeland, FL Energy Systems, Variable-Rate Energy System Refunding Bonds (Series 2009), 1.35%, 10/1/2014	5,042,500
2,000,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2010	2,042,180
3,445,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2011	3,619,282
3,000,000	Okeechobee County, FL, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,000,000
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,108,580
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,114,470
640,000	Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2011	662,669
	TOTAL	20,698,161
	Georgia – 6.4%
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 1999A), 5.50% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2012	3,258,330
Semi-Annual Shareholder Report

Principal Amount		Value
3,000,000	Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,024,330
2,100,000	Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(National Public Finance Guarantee Corporation INS), Mandatory Tender 4/1/2011	2,192,043
5,000,000	Clarke County, GA School District, GO Bonds (Series 2007), 5.00% (GTD by Georgia State), 9/1/2010	5,157,500
935,000	Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	950,222
2,000,000	Georgia State Road and Tollway Authority, Federal Highway GANs (Series 2009-A), 5.00%, 6/1/2012	2,191,580
2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,073,100
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.00%, 1/1/2012	1,068,300
2,000,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2015	2,195,320
	TOTAL	22,110,725
	Illinois – 2.7%
2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2015	2,254,940
3,000,000	Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	3,014,910
250,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2010	250,418
760,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	774,014
800,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	822,048
1,200,000	Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010	1,219,800
1,000,000	Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011	1,026,910
	TOTAL	9,363,040
	Indiana – 1.7%
860,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	871,515
1,000,000	Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds (Series 2006B), 5.00% (Clarian Health Obligated Group), 2/15/2010	1,003,030
1,270,000	Indiana State Finance Authority, Environmental Facilities Refunding Revenue Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,333,208
Semi-Annual Shareholder Report

Principal Amount		Value
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 6/1/2013	1,066,690
1,500,000	St. Joseph County, IN, Variable-Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,566,705
	TOTAL	5,841,148
	Iowa – 0.6%
1,000,000	Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	998,010
1,000,000	Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	1,079,060
	TOTAL	2,077,070
	Kansas – 1.7%
350,000	Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	366,653
2,105,000	Saline County, KS USD No. 305, Refunding & Improvement UT GO Bonds , 5.25% (FSA INS), 9/1/2010	2,175,160
3,165,000	Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2011	3,400,697
	TOTAL	5,942,510
	Louisiana – 1.2%
4,000,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2010	4,046,200
	Massachusetts – 2.6%
1,500,000	Berkshire, MA Regional Transportation Authority, 2.75% RANs (GTD by Commonwealth of Massachusetts), 9/10/2010	1,511,100
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,022,090
6,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	6,465,960
	TOTAL	8,999,150
	Michigan – 2.2%
750,000	Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	786,382
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2010	1,034,070
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(National Public Finance Guarantee Corporation LOC), 11/1/2013	1,124,840
Semi-Annual Shareholder Report

Principal Amount		Value
1,230,000	Michigan Strategic Fund, Variable-Rate LO Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	1,240,898
500,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 3.00%, 1/1/2011	509,725
2,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 3.00%, 1/1/2012	2,060,500
1,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 4.00%, 1/1/2013	1,066,390
	TOTAL	7,822,805
	Minnesota – 2.7%
5,740,000	Chaska, MN ISD No.112, UT GO Bonds, 4.00% (GTD by Minnesota State), 2/1/2015	6,340,174
2,000,000	Nobles County, MN, UT GO Temporary Water System Bonds (Series 2009C), 3.00% (GTD by Minnesota State), 8/1/2012	2,097,040
270,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2010	271,958
300,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	306,111
300,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	308,580
225,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	228,591
	TOTAL	9,552,454
	Mississippi – 0.9%
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,079,430
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2015	1,103,710
1,000,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2010	1,014,320
	TOTAL	3,197,460
	Missouri – 1.5%
1,670,000	Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,719,014
Semi-Annual Shareholder Report

Principal Amount		Value
1,125,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2011	1,139,468
1,185,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2012	1,208,688
1,240,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,268,185
	TOTAL	5,335,355
	Nebraska – 0.6%
730,000	Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	754,426
700,000	Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2010	703,374
725,000	Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	732,083
	TOTAL	2,189,883
	Nevada – 0.4%
1,000,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,022,050
425,000	Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	450,572
	TOTAL	1,472,622
	New Jersey – 0.9%
2,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,231,280
1,000,000	Newark, NJ, Refunding UT GO Notes, 3.25%, 12/16/2010	1,004,990
	TOTAL	3,236,270
	New Mexico – 1.1%
2,450,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,450,637
1,335,000	Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,408,158
	TOTAL	3,858,795
	New York – 2.2%
2,165,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2013	2,359,331
2,055,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00%, 8/1/2013	2,294,695
2,655,000	New York City, NY, UT GO Bonds (Series 2005O), 5.00%, 6/1/2013	2,955,360
	TOTAL	7,609,386
Semi-Annual Shareholder Report

Principal Amount		Value
	North Carolina – 3.1%
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,093,660
525,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2010	525,000
315,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	321,694
725,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	750,658
3,000,000	North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,299,040
2,000,000	North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,313,160
2,000,000	Wake County, NC, Public Improvement UT GO Bonds, 5.00%, 3/1/2015	2,325,940
	TOTAL	10,629,152
	Ohio – 3.1%
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	2,033,960
1,170,000	Lucas County, OH, Adjustable-Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2011	1,172,165
2,000,000	Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-A), 5.70% (FirstEnergy Solutions Corp.), 2/1/2014	2,132,900
2,000,000	Ohio State Air Quality Development Authority, Air Quality Refunding Revenue Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	2,044,960
3,000,000	Ohio State University, 5.00%, 12/1/2013	3,394,380
	TOTAL	10,778,365
	Oklahoma – 2.3%
5,000,000	Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/1/2012	5,460,100
2,500,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010	2,564,825
	TOTAL	8,024,925
	Pennsylvania – 3.1%
315,000	Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	322,097
865,000	Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	867,361
Semi-Annual Shareholder Report

Principal Amount		Value
220,000	Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	220,601
2,000,000	Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	2,029,540
2,795,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	2,790,276
820,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	845,215
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,109,140
1,780,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009A), 3.00% (Assured Guaranty Corp. INS), 6/1/2011	1,837,601
955,000	Philadelphia, PA Authority for Industrial Development, Adjustable-Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village), Optional Tender 4/1/2011	938,612
	TOTAL	10,960,443
	Rhode Island – 0.5%
1,600,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Refunding Revenue Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,635,616
	South Carolina – 2.8%
2,000,000	Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2009A-2), 5.00%, 1/1/2015	2,189,300
2,000,000	Richland County, SC, Environmental Improvement Revenue & Refunding Bonds (Series 2007A), 4.60% (International Paper Co.), 9/1/2012	2,018,880
5,960,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating-Rate Notes), 1.00% (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,590,480
	TOTAL	9,798,660
	Texas – 2.4%
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B0, 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,230,380
1,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2015	1,117,960
1,000,000	Johnson County, TX, (GO UT), 5.00% (United States Treasury PRF 2/15/2010@100), 2/15/2016	1,005,770
635,000	Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 0.57%, 9/15/2010	619,443
2,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,185,740
Semi-Annual Shareholder Report

Principal Amount		Value
1,000,000	Titus County, TX Fresh Water Supply District No. 1, PCR Refunding Revenue Bonds (Series 2008), 4.50% (Southwestern Electric Power Co.), 7/1/2011	1,031,510
	TOTAL	8,190,803
	Utah – 1.1%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2013	1,121,980
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.50%, 7/1/2014	1,130,270
1,350,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2015	1,489,644
	TOTAL	3,741,894
	Virginia – 3.4%
3,750,000	Covington, VA, GO Bond Anticipation Notes, 3.375%, 12/1/2012	3,862,613
2,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	2,137,560
1,000,000	Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	1,021,950
3,000,000	Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,309,030
1,430,000	York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	1,495,937
	TOTAL	11,827,090
	Washington – 2.0%
2,170,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,422,588
2,500,000	Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2006A), 5.00%, 7/1/2010	2,557,775
890,000	Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2010	905,023
1,105,000	Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2012	1,145,355
	TOTAL	7,030,741
	West Virginia – 0.3%
1,000,000	West Virginia EDA, PCR Refunding Bonds (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	1,049,400
	Wisconsin – 0.2%
350,000	Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic), 2/15/2012	361,127
Semi-Annual Shareholder Report

Principal Amount		Value
425,000	Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic), 2/15/2013	441,936
	TOTAL	803,063
	Wyoming – 1.1%
3,650,000	Albany County, WY, PCRBs (Series 1985), 4.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2010	3,693,800
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $262,759,242)	268,577,332
	Short-Term Municipals – 22.9%;2
	Alabama – 1.4%
4,800,000	Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.200%, 1/4/2010	4,800,000
	California – 1.4%
5,000,000	California State, GO Tax Exempt Notes, 0.33% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 1/4/2010	5,000,000
	Florida – 2.5%
2,800,000	Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.250%, 1/4/2010	2,800,000
4,760,000	Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.350%, 1/6/2010	4,760,000
1,190,000	Polk County, FL IDA, (Series 2006) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.270%, 1/4/2010	1,190,000
	TOTAL	8,750,000
	Louisiana – 0.8%
2,600,000	Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.260%, 1/4/2010	2,600,000
	Maryland – 1.4%
3,500,000	Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.260%, 1/4/2010	3,500,000
1,500,000	Maryland State Economic Development Corp., (Series 2008B) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.260%, 1/4/2010	1,500,000
	TOTAL	5,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
	Massachusetts – 0.9%
3,000,000	Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 0.240%, 1/4/2010	3,000,000
	Michigan – 0.7%
2,600,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.230%, 1/7/2010	2,600,000
	Mississippi – 1.4%
5,000,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	5,000,000
	New Hampshire – 1.6%
5,600,000	New Hampshire Health and Education Facilities Authority, (Series 2007A) Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 1/4/2010	5,600,000
	New York – 2.3%
3,200,000	New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 0.220%, 1/4/2010	3,200,000
3,250,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.200%, 1/4/2010	3,250,000
1,500,000	New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 0.220%, 1/4/2010	1,500,000
	TOTAL	7,950,000
	North Carolina – 0.6%
2,000,000	North Carolina Medical Care Commission, (Series 2008A) Weekly VRDNs (Wake Forest University Health Sciences)/(Branch Banking & Trust Co. LOC), 0.210%, 1/7/2010	2,000,000
	Pennsylvania – 4.0%
1,300,000	Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.250%, 1/4/2010	1,300,000
5,400,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.350%, 1/4/2010	5,400,000
7,155,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 1/4/2010	7,155,000
	TOTAL	13,855,000
	Rhode Island – 0.7%
2,530,000	Rhode Island State Health and Educational Building Corp., (Series 2002) Weekly VRDNs (Paul Cuffee School)/(RBS Citizens Bank N.A. LOC), 0.700%, 1/6/2010	2,530,000
Semi-Annual Shareholder Report

Principal Amount		Value
	Texas – 1.8%
6,100,000	Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.200%, 1/4/2010	6,100,000
	West Virginia – 1.4%
5,000,000	Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	5,000,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	79,785,000
	TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $342,544,242)[3]	348,362,332
	OTHER ASSETS AND LIABILITIES - NET — 0.0%[4]	1,364
	TOTAL NET ASSETS — 100%	$348,363,696

At December 31, 2009, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2009, this restricted security amounted to $1,001,530, which represented 0.3% of total net assets.
2	Current rate and next reset date shown for Variable-Rate Demand Notes.
3	The cost of investments for federal tax purposes amounts to $342,539,244.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

As of December 31, 2009, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance
GANs	— Grant Anticipation Notes
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
RANs	— Revenue Anticipation Notes
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable-Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

December 31, 2009 (unaudited)

Assets:
Total investments in securities, at value (identified cost $342,544,242)		$348,362,332
Cash		39,578
Income receivable		2,626,720
Receivable for shares sold		1,384,581
TOTAL ASSETS		352,413,211
Liabilities:
Payable for investments purchased	$3,000,000
Payable for shares redeemed	742,451
Income distribution payable	203,805
Payable for Directors'/Trustees' fees	165
Payable for distribution services fee (Note 5)	17,518
Payable for shareholder services fee (Note 5)	68,471
Accrued expenses	17,105
TOTAL LIABILITIES		4,049,515
Net assets for 34,457,486 shares outstanding		$348,363,696
Net Assets Consist of:
Paid-in capital		$351,705,088
Net unrealized appreciation of investments		5,818,090
Accumulated net realized loss on investments and futures contracts		(9,161,194)
Undistributed net investment income		1,712
TOTAL NET ASSETS		$348,363,696
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($229,064,660 ÷ 22,657,635 shares outstanding), no par value, unlimited shares authorized		$10.11
Offering price per share		$10.11
Redemption proceeds per share		$10.11
Institutional Service Shares:
Net asset value per share ($24,156,490 ÷ 2,389,406 shares outstanding), no par value, unlimited shares authorized		$10.11
Offering price per share		$10.11
Redemption proceeds per share		$10.11
Class A Shares:
Net asset value per share ($95,142,546 ÷ 9,410,445 shares outstanding), no par value, unlimited shares authorized		$10.11
Offering price per share (100/99.00 of $10.11)		$10.21
Redemption proceeds per share		$10.11

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended December 31, 2009 (unaudited)

Investment Income:
Interest			$4,358,176
Expenses:
Investment adviser fee (Note 5)		$567,490
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		6,116
Transfer and dividend disbursing agent fees and expenses		42,120
Directors'/Trustees' fees		4,399
Auditing fees		11,191
Legal fees		3,235
Portfolio accounting fees		56,912
Distribution services fee — Institutional Service Shares (Note 5)		27,492
Distribution services fee — Class A Shares (Note 5)		72,199
Shareholder services fee — Institutional Shares (Note 5)		91,357
Shareholder services fee — Institutional Service Shares (Note 5)		25,698
Shareholder services fee — Class A Shares (Note 5)		72,157
Account administration fee — Institutional Shares		2,959
Account administration fee — Institutional Service Shares		1,794
Share registration costs		28,637
Printing and postage		23,296
Insurance premiums		2,432
Miscellaneous		5,391
TOTAL EXPENSES		1,160,821
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(178,839)
Waiver of administrative personnel and services fee	(21,267)
Waiver of distribution services fee — Institutional Service Shares	(27,492)
Reimbursement of shareholder services fee — Institutional Shares	(91,357)
Reimbursement of shareholder services fee — Institutional Service Shares	(532)
Reimbursement of account administration fee — Institutional Shares	(2,959)
TOTAL WAIVERS AND REIMBURSEMENTS		(322,446)
Net expenses			838,375
Net investment income			3,519,801
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(6,746)
Net change in unrealized appreciation of investments			4,248,362
Net realized and unrealized gain on investments			4,241,616
Change in net assets resulting from operations			$7,761,417

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2009	Year Ended 6/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,519,801	$7,025,880
Net realized loss on investments	(6,746)	(2,872,912)
Net change in unrealized appreciation/depreciation of investments	4,248,362	2,651,736
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,761,417	6,804,704
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,649,184)	(5,309,182)
Institutional Service Shares	(258,270)	(612,151)
Class A Shares	(596,884)	(1,109,917)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,504,338)	(7,031,250)
Share Transactions:
Proceeds from sale of shares	149,306,179	94,986,917
Net asset value of shares issued to shareholders in payment of distributions declared	2,186,164	4,104,408
Cost of shares redeemed	(52,998,890)	(57,263,608)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	98,493,453	41,827,717
Change in net assets	102,750,532	41,601,171
Net Assets:
Beginning of period	245,613,164	204,011,993
End of period (including undistributed (distributions in excess of) net investment income of $1,712 and $(13,751), respectively)	$348,363,696	$245,613,164

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

December 31, 2009 (unaudited)

1. ORGANIZATION

Federated Short-Intermediate Duration Municipal Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. Interest income from the Fund's investments normally will be exempt from federal regular income tax and also normally (except in certain circumstances described in the Fund's Prospectus) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (“Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Semi-Annual Shareholder Report the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2010	3/4/2009	$1,000,000	$1,001,530

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 12/31/2009		Year Ended 6/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,055,744	$81,045,171	8,002,387	$79,203,490
Shares issued to shareholders in payment of distributions declared	154,487	1,555,156	287,431	2,841,038
Shares redeemed	(3,782,168)	(38,045,337)	(4,769,903)	(47,048,067)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,428,063	$44,554,990	3,519,915	$34,996,461
	Six Months Ended 12/31/2009		Year Ended 6/30/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	594,185	$5,981,645	473,018	$4,670,701
Shares issued to shareholders in payment of distributions declared	18,119	182,386	38,469	380,235
Shares redeemed	(269,620)	(2,712,557)	(479,589)	(4,731,077)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	342,684	$3,451,474	31,898	$319,859
	Six Months Ended 12/31/2009		Year Ended 6/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,173,122	$62,279,363	1,121,094	$11,112,726
Shares issued to shareholders in payment of distributions declared	44,550	448,622	89,351	883,135
Shares redeemed	(1,213,935)	(12,240,996)	(554,130)	(5,484,464)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,003,737	$50,486,989	656,315	$6,511,397
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	9,774,484	$98,493,453	4,208,128	$41,827,717

4. FEDERAL TAX INFORMATION

At December 31, 2009, the cost of investments for federal tax purposes was $342,539,244. The net unrealized appreciation of investments for federal tax purposes was $5,823,088. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,253,353 and net unrealized depreciation from investments for those securities having an excess of cost over value of $430,265.

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At June 30, 2009, the Fund had a capital loss carryforward of $6,300,432 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2010	$273,223
2011	$932,531
2012	$150,771
2013	$963,963
2014	$458,259
2015	$983,114
2016	$337,524
2017	$2,201,047

As a result of the tax-free transfer of assets from Federated Limited Term Municipal Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2009, the Adviser waived $178,839 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2009, the net fee paid to FAS was 0.067% of average daily net assets of the Fund. FAS waived $21,267 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2009, FSC voluntarily waived $27,492 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended December 31, 2009, FSC retained $1,726 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended December 31, 2009, FSC did not retain any sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Semi-Annual Shareholder Report

Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees or account administration fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended December 31, 2009, FSSC reimbursed $91,889 of shareholder services fees and $2,959 of account administration fees. For the six months ended December 31, 2009, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended December 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $167,920,000 and $128,510,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after waivers and reimbursements) will not exceed 0.48%, 0.71% and 0.98%, respectively, through the later of (the “Termination Date”): (a) August 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2009, were as follows:

Purchases	$78,199,350
Sales	$18,024,088

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2009, there were no outstanding loans. During the six months ended December 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2009, there were no outstanding loans. During the six months ended December 31, 2009, the program was not utilized.

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9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through February 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Short-Intermediate Duration Municipal Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

8020108 (2/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Short-Intermediate
Duration Municipal Trust

Established 2006

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2009

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 12/31/2009	Year Ended June 30,		Period Ended 6/30/2007 [1]
		2009	2008
Net Asset Value, Beginning of Period	$9.95	$9.96	$10.07	$10.16
Income From Investment Operations:
Net investment income	0.11	0.29	0.31	0.17
Net realized and unrealized gain (loss) on investments	0.16	(0.01)	(0.11)	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.28	0.20	0.08
Less Distributions:
Distributions from net investment income	(0.11)	(0.29)	(0.31)	(0.17)
Net Asset Value, End of Period	$10.11	$9.95	$9.96	$10.07
Total Return[2]	2.69%	2.83%	1.98%	0.78%
Ratios to Average Net Assets:
Net expenses	0.97%[3]	0.97%[4]	0.96%[4]	0.99%[3]
Net investment income	2.09%[3]	2.88%	3.06%	2.99%[3]
Expense waiver/reimbursement[5]	0.14%[3]	0.19%	0.20%	0.16%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$95,143	$43,851	$37,370	$47,763
Portfolio turnover	8%	15%	41%	32%[6]
1	Reflects operations for the period from December 11, 2006 (date of initial investment) to June 30, 2007.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.97% and 0.96% for the years ended June 30, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended June 30, 2007.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 7/1/2009	Ending Account Value 12/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,026.90	$4.96
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.32	$4.94
1	Expenses are equal to the Fund's annualized net expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Table (unaudited)

At December 31, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Hospital	18.9%
General Obligation — Local	11.8%
Public Power	10.6%
Electric & Gas	9.6%
Special Tax	7.6%
Education	7.5%
General Obligation — State	6.3%
Senior Care	5.5%
Industrial Development/Pollution Control	5.1%
Transportation	4.1%
Other[2]	13.0%
Other Assets and Liabilities — Net[3,4]	0.0%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond issuers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 87.0% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
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Portfolio of Investments

December 31, 2009 (unaudited)

Principal Amount		Value
	Municipal Bonds – 77.1%
	Alabama – 3.6%
3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00%, 5/1/2014	4,386,833
650,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	660,445
500,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	513,000
550,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	568,123
1,000,000	Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,009,030
2,000,000	Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2015	2,198,440
1,000,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	1,011,760
1,000,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	1,009,940
1,170,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,176,868
	TOTAL	12,534,439
	Alaska – 0.6%
1,000,000	North Slope Borough, AK, UT GO Bonds (Series 2009A), 3.00%, 6/30/2010	1,012,660
1,000,000	North Slope Borough, AK, UT GO Bonds, 5.00%, 6/30/2012	1,088,940
	TOTAL	2,101,600
	Arkansas – 0.3%
1,190,000	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,200,436
	California – 5.1%
500,000	California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2014	530,355
1,445,000	California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	1,447,529
1,500,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	1,598,910
1,500,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	1,635,960
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Principal Amount			Value
4,000,000		California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	4,235,800
1,000,000	[1]	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2010	1,001,530
4,375,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	4,789,006
775,000		California Statewide Communities Development Authority, Proposition 1A Receivables Program (Series 2009), 5.00% (California State), 6/15/2013	824,305
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,534,875
		TOTAL	17,598,270
		Colorado – 4.9%
2,375,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,300,283
105,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	102,887
1,770,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	1,787,736
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	507,775
1,300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	1,331,850
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,193,029
2,900,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	3,159,057
2,700,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2010	2,747,169
2,705,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2011	2,783,066
		TOTAL	16,912,852
		Connecticut – 0.8%
2,630,000		Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,842,793
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Principal Amount		Value
	Delaware – 0.2%
635,000	Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center), 6/1/2010	639,426
	District of Columbia – 0.9%
2,000,000	District of Columbia Revenue Bonds, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2015	2,191,960
1,000,000	District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 2/1/2012	1,038,570
	TOTAL	3,230,530
	Florida – 5.9%
2,000,000	Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2009A-2), 4.50%, 6/1/2010	2,031,280
1,000,000	Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012	1,042,650
875,000	Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2010	904,846
125,000	Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/ Sunbelt Obligated Group)/(Escrowed In Treasuries COL), 11/15/2010	129,704
5,000,000	Lakeland, FL Energy Systems, Variable-Rate Energy System Refunding Bonds (Series 2009), 1.35%, 10/1/2014	5,042,500
2,000,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2010	2,042,180
3,445,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2011	3,619,282
3,000,000	Okeechobee County, FL, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,000,000
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,108,580
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,114,470
640,000	Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2011	662,669
	TOTAL	20,698,161
	Georgia – 6.4%
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 1999A), 5.50% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2012	3,258,330
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Principal Amount		Value
3,000,000	Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,024,330
2,100,000	Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(National Public Finance Guarantee Corporation INS), Mandatory Tender 4/1/2011	2,192,043
5,000,000	Clarke County, GA School District, GO Bonds (Series 2007), 5.00% (GTD by Georgia State), 9/1/2010	5,157,500
935,000	Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	950,222
2,000,000	Georgia State Road and Tollway Authority, Federal Highway GANs (Series 2009-A), 5.00%, 6/1/2012	2,191,580
2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,073,100
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.00%, 1/1/2012	1,068,300
2,000,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2015	2,195,320
	TOTAL	22,110,725
	Illinois – 2.7%
2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2015	2,254,940
3,000,000	Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	3,014,910
250,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2010	250,418
760,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	774,014
800,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	822,048
1,200,000	Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010	1,219,800
1,000,000	Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011	1,026,910
	TOTAL	9,363,040
	Indiana – 1.7%
860,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	871,515
1,000,000	Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds (Series 2006B), 5.00% (Clarian Health Obligated Group), 2/15/2010	1,003,030
1,270,000	Indiana State Finance Authority, Environmental Facilities Refunding Revenue Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,333,208
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Principal Amount		Value
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 6/1/2013	1,066,690
1,500,000	St. Joseph County, IN, Variable-Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,566,705
	TOTAL	5,841,148
	Iowa – 0.6%
1,000,000	Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	998,010
1,000,000	Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	1,079,060
	TOTAL	2,077,070
	Kansas – 1.7%
350,000	Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	366,653
2,105,000	Saline County, KS USD No. 305, Refunding & Improvement UT GO Bonds , 5.25% (FSA INS), 9/1/2010	2,175,160
3,165,000	Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2011	3,400,697
	TOTAL	5,942,510
	Louisiana – 1.2%
4,000,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2010	4,046,200
	Massachusetts – 2.6%
1,500,000	Berkshire, MA Regional Transportation Authority, 2.75% RANs (GTD by Commonwealth of Massachusetts), 9/10/2010	1,511,100
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,022,090
6,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	6,465,960
	TOTAL	8,999,150
	Michigan – 2.2%
750,000	Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	786,382
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2010	1,034,070
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(National Public Finance Guarantee Corporation LOC), 11/1/2013	1,124,840
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Principal Amount		Value
1,230,000	Michigan Strategic Fund, Variable-Rate LO Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	1,240,898
500,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 3.00%, 1/1/2011	509,725
2,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 3.00%, 1/1/2012	2,060,500
1,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 4.00%, 1/1/2013	1,066,390
	TOTAL	7,822,805
	Minnesota – 2.7%
5,740,000	Chaska, MN ISD No.112, UT GO Bonds, 4.00% (GTD by Minnesota State), 2/1/2015	6,340,174
2,000,000	Nobles County, MN, UT GO Temporary Water System Bonds (Series 2009C), 3.00% (GTD by Minnesota State), 8/1/2012	2,097,040
270,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2010	271,958
300,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	306,111
300,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	308,580
225,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	228,591
	TOTAL	9,552,454
	Mississippi – 0.9%
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,079,430
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2015	1,103,710
1,000,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2010	1,014,320
	TOTAL	3,197,460
	Missouri – 1.5%
1,670,000	Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,719,014
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Principal Amount		Value
1,125,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2011	1,139,468
1,185,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2012	1,208,688
1,240,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,268,185
	TOTAL	5,335,355
	Nebraska – 0.6%
730,000	Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	754,426
700,000	Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2010	703,374
725,000	Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	732,083
	TOTAL	2,189,883
	Nevada – 0.4%
1,000,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,022,050
425,000	Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	450,572
	TOTAL	1,472,622
	New Jersey – 0.9%
2,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,231,280
1,000,000	Newark, NJ, Refunding UT GO Notes, 3.25%, 12/16/2010	1,004,990
	TOTAL	3,236,270
	New Mexico – 1.1%
2,450,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,450,637
1,335,000	Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,408,158
	TOTAL	3,858,795
	New York – 2.2%
2,165,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2013	2,359,331
2,055,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00%, 8/1/2013	2,294,695
2,655,000	New York City, NY, UT GO Bonds (Series 2005O), 5.00%, 6/1/2013	2,955,360
	TOTAL	7,609,386
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Principal Amount		Value
	North Carolina – 3.1%
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,093,660
525,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2010	525,000
315,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	321,694
725,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	750,658
3,000,000	North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,299,040
2,000,000	North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,313,160
2,000,000	Wake County, NC, Public Improvement UT GO Bonds, 5.00%, 3/1/2015	2,325,940
	TOTAL	10,629,152
	Ohio – 3.1%
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	2,033,960
1,170,000	Lucas County, OH, Adjustable-Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2011	1,172,165
2,000,000	Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-A), 5.70% (FirstEnergy Solutions Corp.), 2/1/2014	2,132,900
2,000,000	Ohio State Air Quality Development Authority, Air Quality Refunding Revenue Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	2,044,960
3,000,000	Ohio State University, 5.00%, 12/1/2013	3,394,380
	TOTAL	10,778,365
	Oklahoma – 2.3%
5,000,000	Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/1/2012	5,460,100
2,500,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010	2,564,825
	TOTAL	8,024,925
	Pennsylvania – 3.1%
315,000	Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	322,097
865,000	Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	867,361
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Principal Amount		Value
220,000	Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	220,601
2,000,000	Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	2,029,540
2,795,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	2,790,276
820,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	845,215
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,109,140
1,780,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009A), 3.00% (Assured Guaranty Corp. INS), 6/1/2011	1,837,601
955,000	Philadelphia, PA Authority for Industrial Development, Adjustable-Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village), Optional Tender 4/1/2011	938,612
	TOTAL	10,960,443
	Rhode Island – 0.5%
1,600,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Refunding Revenue Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,635,616
	South Carolina – 2.8%
2,000,000	Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2009A-2), 5.00%, 1/1/2015	2,189,300
2,000,000	Richland County, SC, Environmental Improvement Revenue & Refunding Bonds (Series 2007A), 4.60% (International Paper Co.), 9/1/2012	2,018,880
5,960,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating-Rate Notes), 1.00% (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,590,480
	TOTAL	9,798,660
	Texas – 2.4%
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B0, 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,230,380
1,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2015	1,117,960
1,000,000	Johnson County, TX, (GO UT), 5.00% (United States Treasury PRF 2/15/2010@100), 2/15/2016	1,005,770
635,000	Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 0.57%, 9/15/2010	619,443
2,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,185,740
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Principal Amount		Value
1,000,000	Titus County, TX Fresh Water Supply District No. 1, PCR Refunding Revenue Bonds (Series 2008), 4.50% (Southwestern Electric Power Co.), 7/1/2011	1,031,510
	TOTAL	8,190,803
	Utah – 1.1%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2013	1,121,980
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.50%, 7/1/2014	1,130,270
1,350,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2015	1,489,644
	TOTAL	3,741,894
	Virginia – 3.4%
3,750,000	Covington, VA, GO Bond Anticipation Notes, 3.375%, 12/1/2012	3,862,613
2,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	2,137,560
1,000,000	Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	1,021,950
3,000,000	Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,309,030
1,430,000	York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	1,495,937
	TOTAL	11,827,090
	Washington – 2.0%
2,170,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,422,588
2,500,000	Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2006A), 5.00%, 7/1/2010	2,557,775
890,000	Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2010	905,023
1,105,000	Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2012	1,145,355
	TOTAL	7,030,741
	West Virginia – 0.3%
1,000,000	West Virginia EDA, PCR Refunding Bonds (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	1,049,400
	Wisconsin – 0.2%
350,000	Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic), 2/15/2012	361,127
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Principal Amount		Value
425,000	Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic), 2/15/2013	441,936
	TOTAL	803,063
	Wyoming – 1.1%
3,650,000	Albany County, WY, PCRBs (Series 1985), 4.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2010	3,693,800
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $262,759,242)	268,577,332
	Short-Term Municipals – 22.9%;2
	Alabama – 1.4%
4,800,000	Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.200%, 1/4/2010	4,800,000
	California – 1.4%
5,000,000	California State, GO Tax Exempt Notes, 0.33% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 1/4/2010	5,000,000
	Florida – 2.5%
2,800,000	Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.250%, 1/4/2010	2,800,000
4,760,000	Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.350%, 1/6/2010	4,760,000
1,190,000	Polk County, FL IDA, (Series 2006) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.270%, 1/4/2010	1,190,000
	TOTAL	8,750,000
	Louisiana – 0.8%
2,600,000	Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.260%, 1/4/2010	2,600,000
	Maryland – 1.4%
3,500,000	Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.260%, 1/4/2010	3,500,000
1,500,000	Maryland State Economic Development Corp., (Series 2008B) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.260%, 1/4/2010	1,500,000
	TOTAL	5,000,000
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Principal Amount		Value
	Massachusetts – 0.9%
3,000,000	Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 0.240%, 1/4/2010	3,000,000
	Michigan – 0.7%
2,600,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.230%, 1/7/2010	2,600,000
	Mississippi – 1.4%
5,000,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	5,000,000
	New Hampshire – 1.6%
5,600,000	New Hampshire Health and Education Facilities Authority, (Series 2007A) Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 1/4/2010	5,600,000
	New York – 2.3%
3,200,000	New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 0.220%, 1/4/2010	3,200,000
3,250,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.200%, 1/4/2010	3,250,000
1,500,000	New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 0.220%, 1/4/2010	1,500,000
	TOTAL	7,950,000
	North Carolina – 0.6%
2,000,000	North Carolina Medical Care Commission, (Series 2008A) Weekly VRDNs (Wake Forest University Health Sciences)/(Branch Banking & Trust Co. LOC), 0.210%, 1/7/2010	2,000,000
	Pennsylvania – 4.0%
1,300,000	Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.250%, 1/4/2010	1,300,000
5,400,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.350%, 1/4/2010	5,400,000
7,155,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 1/4/2010	7,155,000
	TOTAL	13,855,000
	Rhode Island – 0.7%
2,530,000	Rhode Island State Health and Educational Building Corp., (Series 2002) Weekly VRDNs (Paul Cuffee School)/(RBS Citizens Bank N.A. LOC), 0.700%, 1/6/2010	2,530,000
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Principal Amount		Value
	Texas – 1.8%
6,100,000	Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.200%, 1/4/2010	6,100,000
	West Virginia – 1.4%
5,000,000	Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	5,000,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	79,785,000
	TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $342,544,242)[3]	348,362,332
	OTHER ASSETS AND LIABILITIES - NET — 0.0%[4]	1,364
	TOTAL NET ASSETS — 100%	$348,363,696

At December 31, 2009, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2009, this restricted security amounted to $1,001,530, which represented 0.3% of total net assets.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	The cost of investments for federal tax purposes amounts to $342,539,244.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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17

As of December 31, 2009, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance
GANs	— Grant Anticipation Notes
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
RANs	— Revenue Anticipation Notes
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable-Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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18

Statement of Assets and Liabilities

December 31, 2009 (unaudited)

Assets:
Total investments in securities, at value (identified cost $342,544,242)		$348,362,332
Cash		39,578
Income receivable		2,626,720
Receivable for shares sold		1,384,581
TOTAL ASSETS		352,413,211
Liabilities:
Payable for investments purchased	$3,000,000
Payable for shares redeemed	742,451
Income distribution payable	203,805
Payable for Directors'/Trustees' fees	165
Payable for distribution services fee (Note 5)	17,518
Payable for shareholder services fee (Note 5)	68,471
Accrued expenses	17,105
TOTAL LIABILITIES		4,049,515
Net assets for 34,457,486 shares outstanding		$348,363,696
Net Assets Consist of:
Paid-in capital		$351,705,088
Net unrealized appreciation of investments		5,818,090
Accumulated net realized loss on investments and futures contracts		(9,161,194)
Undistributed net investment income		1,712
TOTAL NET ASSETS		$348,363,696
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($229,064,660 ÷ 22,657,635 shares outstanding), no par value, unlimited shares authorized		$10.11
Offering price per share		$10.11
Redemption proceeds per share		$10.11
Institutional Service Shares:
Net asset value per share ($24,156,490 ÷ 2,389,406 shares outstanding), no par value, unlimited shares authorized		$10.11
Offering price per share		$10.11
Redemption proceeds per share		$10.11
Class A Shares:
Net asset value per share ($95,142,546 ÷ 9,410,445 shares outstanding), no par value, unlimited shares authorized		$10.11
Offering price per share (100/99.00 of $10.11)		$10.21
Redemption proceeds per share		$10.11

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended December 31, 2009 (unaudited)

Investment Income:
Interest			$4,358,176
Expenses:
Investment adviser fee (Note 5)		$567,490
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		6,116
Transfer and dividend disbursing agent fees and expenses		42,120
Directors'/Trustees' fees		4,399
Auditing fees		11,191
Legal fees		3,235
Portfolio accounting fees		56,912
Distribution services fee — Institutional Service Shares (Note 5)		27,492
Distribution services fee — Class A Shares (Note 5)		72,199
Shareholder services fee — Institutional Shares (Note 5)		91,357
Shareholder services fee — Institutional Service Shares (Note 5)		25,698
Shareholder services fee — Class A Shares (Note 5)		72,157
Account administration fee — Institutional Shares		2,959
Account administration fee — Institutional Service Shares		1,794
Share registration costs		28,637
Printing and postage		23,296
Insurance premiums		2,432
Miscellaneous		5,391
TOTAL EXPENSES		1,160,821
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(178,839)
Waiver of administrative personnel and services fee	(21,267)
Waiver of distribution services fee — Institutional Service Shares	(27,492)
Reimbursement of shareholder services fee — Institutional Shares	(91,357)
Reimbursement of shareholder services fee — Institutional Service Shares	(532)
Reimbursement of account administration fee — Institutional Shares	(2,959)
TOTAL WAIVERS AND REIMBURSEMENTS		(322,446)
Net expenses			838,375
Net investment income			3,519,801
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(6,746)
Net change in unrealized appreciation of investments			4,248,362
Net realized and unrealized gain on investments			4,241,616
Change in net assets resulting from operations			$7,761,417

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2009	Year Ended 6/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,519,801	$7,025,880
Net realized loss on investments	(6,746)	(2,872,912)
Net change in unrealized appreciation/depreciation of investments	4,248,362	2,651,736
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,761,417	6,804,704
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,649,184)	(5,309,182)
Institutional Service Shares	(258,270)	(612,151)
Class A Shares	(596,884)	(1,109,917)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,504,338)	(7,031,250)
Share Transactions:
Proceeds from sale of shares	149,306,179	94,986,917
Net asset value of shares issued to shareholders in payment of distributions declared	2,186,164	4,104,408
Cost of shares redeemed	(52,998,890)	(57,263,608)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	98,493,453	41,827,717
Change in net assets	102,750,532	41,601,171
Net Assets:
Beginning of period	245,613,164	204,011,993
End of period (including undistributed (distributions in excess of) net investment income of $1,712 and $(13,751), respectively)	$348,363,696	$245,613,164

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

December 31, 2009 (unaudited)

1. ORGANIZATION

Federated Short-Intermediate Duration Municipal Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. Interest income from the Fund's investments normally will be exempt from federal regular income tax and also normally (except in certain circumstances described in the Fund's Prospectus) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (“Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report
22

conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

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23

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2010	3/4/2009	$1,000,000	$1,001,530

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 12/31/2009		Year Ended 6/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,055,744	$81,045,171	8,002,387	$79,203,490
Shares issued to shareholders in payment of distributions declared	154,487	1,555,156	287,431	2,841,038
Shares redeemed	(3,782,168)	(38,045,337)	(4,769,903)	(47,048,067)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,428,063	$44,554,990	3,519,915	$34,996,461
	Six Months Ended 12/31/2009		Year Ended 6/30/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	594,185	$5,981,645	473,018	$4,670,701
Shares issued to shareholders in payment of distributions declared	18,119	182,386	38,469	380,235
Shares redeemed	(269,620)	(2,712,557)	(479,589)	(4,731,077)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	342,684	$3,451,474	31,898	$319,859
	Six Months Ended 12/31/2009		Year Ended 6/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,173,122	$62,279,363	1,121,094	$11,112,726
Shares issued to shareholders in payment of distributions declared	44,550	448,622	89,351	883,135
Shares redeemed	(1,213,935)	(12,240,996)	(554,130)	(5,484,464)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,003,737	$50,486,989	656,315	$6,511,397
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	9,774,484	$98,493,453	4,208,128	$41,827,717

4. FEDERAL TAX INFORMATION

At December 31, 2009, the cost of investments for federal tax purposes was $342,539,244. The net unrealized appreciation of investments for federal tax purposes was $5,823,088. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,253,353 and net unrealized depreciation from investments for those securities having an excess of cost over value of $430,265.

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At June 30, 2009, the Fund had a capital loss carryforward of $6,300,432 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2010	$273,223
2011	$932,531
2012	$150,771
2013	$963,963
2014	$458,259
2015	$983,114
2016	$337,524
2017	$2,201,047

As a result of the tax-free transfer of assets from Federated Limited Term Municipal Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2009, the Adviser waived $178,839 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2009, the net fee paid to FAS was 0.067% of average daily net assets of the Fund. FAS waived $21,267 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2009, FSC voluntarily waived $27,492 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended December 31, 2009, FSC retained $1,726 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended December 31, 2009, FSC did not retain any sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Semi-Annual Shareholder Report
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Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees or account administration fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended December 31, 2009, FSSC reimbursed $91,889 of shareholder services fees and $2,959 of account administration fees. For the six months ended December 31, 2009, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended December 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $167,920,000 and $128,510,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after waivers and reimbursements) will not exceed 0.48%, 0.71% and 0.98%, respectively, through the later of (the “Termination Date”): (a) August 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2009, were as follows:

Purchases	$78,199,350
Sales	$18,024,088

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2009, there were no outstanding loans. During the six months ended December 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2009, there were no outstanding loans. During the six months ended December 31, 2009, the program was not utilized.

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9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through February 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Short-Intermediate Duration Municipal Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Securities Corp., Distributor

Cusip 313907305

38014 (2/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 12.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JOHN B. FISHER
John B. Fisher
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010